CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Feb. 22, 2024
CONSOLIDATED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common shares, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common shares, shares issued	707,196,733	694,134,038
Common shares, shares outstanding	640,672,331	676,826,794